Parametric

TABS 1-to-10 Year Laddered Municipal Bond Fund

October 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Obligations — 95.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.3%
Vermont Municipal Bond Bank, 5.00%, 12/1/28	$200	$234,944

		$234,944

Education — 5.5%
Bethlehem Area School District Authority, PA, (67% of SOFR + 0.35%), 11/1/25 (Put Date), 1/1/32(1)	$2,300	$2,300,000
Los Ranchos de Albuquerque, NM, (Albuquerque Academy):
5.00%, 9/1/26	150	176,559
5.00%, 9/1/27	100	120,274
Oklahoma Agricultural and Mechanical Colleges, (Oklahoma State University), 4.00%, 9/1/32	465	576,098
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 11/1/24	250	280,397
UCF Stadium Corp., FL, 5.00%, 3/1/23	250	262,853
University of Florida, 4.00%, 7/1/31	1,000	1,229,830
Vermont State Colleges, 5.00%, 7/1/24	100	106,809
West Clark 2000 School Building Corp., IN, 5.00%, 1/15/23	100	105,580

		$5,158,400

Electric Utilities — 1.0%
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	$175	$185,448
Seattle, WA, Municipal Light and Power Revenue, 0.30%, (SIFMA + 0.25%), 11/1/26 (Put Date), 5/1/45(2)	500	504,580
Springfield, IL, Electric System Revenue, 5.00%, 3/1/25	250	284,662

		$974,690

Escrowed/Prerefunded — 1.2%
Michigan Finance Authority, (Trinity Health Credit Group), Prerefunded to 6/1/22, 5.00%, 12/1/27	$500	$514,020
Revere Local School District, OH, Prerefunded to 6/1/22, 5.00%, 12/1/27	200	205,608
Scotts Bluff County School District 0016, NE, (Gering Public Schools):
Prerefunded to 5/30/22, 5.00%, 12/1/25	120	123,330
Prerefunded to 5/30/22, 5.00%, 12/1/26	115	118,191
Prerefunded to 5/30/22, 5.00%, 12/1/27	170	174,718

		$1,135,867

General Obligations — 17.0%
Beaumont, TX, Certificates of Obligation, 4.00%, 3/1/32	$500	$596,545
Boulder Valley School District No. Re-2, CO, 4.00%, 12/1/23	125	134,578
Campton Township, IL:
5.00%, 12/15/22	200	210,518
5.00%, 12/15/23	105	114,653
Carrollton-Farmers Branch Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/32	750	909,127
Decatur City Board of Education, AL, 5.00%, 2/1/25	50	57,323

Security	Principal Amount (000’s omitted)	Value
El Monte Union High School District, CA, (Election of 2018):
4.00%, 6/1/31	$100	$115,134
4.00%, 6/1/32	150	172,412
Grand Blanc Community Schools, MI, Prerefunded to 5/1/22, 4.00%, 5/1/27	455	463,490
Illinois:
5.00%, 9/1/27	2,500	2,989,775
5.50%, 5/1/30	1,500	1,919,160
Lakeland, FL:
5.00%, 10/1/22	100	104,411
5.00%, 10/1/24	50	56,668
McLean County Public Building Commission, IL, 5.00%, 12/1/22	250	262,505
New Jersey:
4.00%, 6/1/31	500	607,730
5.00%, 6/1/26	1,500	1,776,765
New York, NY, (LOC: TD Bank, N.A.), 0.06%, 9/1/27(3)	500	500,000
Ohio, (Adult Correctional Building Fund):
5.00%, 10/1/29	500	642,105
5.00%, 10/1/30	750	981,367
Richland County School District No. 2, SC, 4.00%, 3/1/32	500	601,310
Rio Grande City Grulla Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/32	500	620,070
West Virginia, 5.00%, 12/1/30	820	1,047,017
Wickliffe School District, OH, 5.00%, 12/1/27	840	1,026,312

		$15,908,975

Hospital — 16.1%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 5.00%, 4/1/31	$1,000	$1,221,460
Arizona Health Facilities Authority, (Banner Health), (SIFMA + 0.25%), 11/4/26 (Put Date), 1/1/46(1)	2,000	2,000,780
Arizona Health Facilities Authority, (Phoenix Children’s Hospital), 1.90%, (SIFMA + 1.85%), 2/1/23 (Put Date), 2/1/48(2)	500	505,085
Colorado Health Facilities Authority, (Vail Valley Medical Center):
4.00%, 1/15/25	25	27,630
5.00%, 1/15/23	25	26,414
Duluth Economic Development Authority, MN, (St. Luke’s Hospital of Duluth Obligated Group):
4.00%, 6/15/32	175	206,097
5.00%, 6/15/24(1)	250	272,110
5.00%, 6/15/25(1)	275	308,225
5.00%, 6/15/26(1)	360	412,952
5.00%, 6/15/27(1)	310	362,867
5.00%, 6/15/32(1)	475	595,213
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/28	1,000	1,243,940
Kentucky Economic Development Finance Authority, (Catholic Health Initiatives), 1.45%, (SIFMA + 1.40%), 2/1/25 (Put Date), 2/1/46(2)	2,000	2,015,900
Maricopa County Industrial Development Authority, AZ, (Banner Health), 0.62%, (SIFMA + 0.57%), 10/18/24 (Put Date), 1/1/35(2)	945	950,245
New York City Health and Hospitals Corp., NY:
3.00%, 2/15/24	535	566,838
5.00%, 2/15/24	740	817,693

Security	Principal Amount (000’s omitted)	Value
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network):
5.00%, 8/15/25	$30	$34,874
5.00%, 8/15/26	85	101,691
Pima County Industrial Development Authority, AZ, (Tucson Medical Center):
5.00%, 4/1/31	225	295,276
5.00%, 4/1/32	1,000	1,306,610
Public Finance Authority, WI, (Renown Regional Medical Center):
5.00%, 6/1/25	375	433,140
5.00%, 6/1/26	300	356,841
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/23	35	37,979
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	35	40,964
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.):
5.00%, 12/1/21	150	150,568
5.00%, 12/1/22	200	210,070
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 5.00% to 7/29/26 (Put Date), 8/15/54	500	599,250

		$15,100,712

Housing — 5.0%
Iowa Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA):
0.85%, 1/1/28	$100	$98,424
0.95%, 7/1/28	285	280,950
1.05%, 1/1/29	250	246,065
1.15%, 7/1/29	250	245,633
1.30%, 1/1/30	200	196,218
(SPA: TD Bank, N.A.), 0.06%, 7/1/49(3)	1,500	1,500,000
Massachusetts Housing Finance Agency, 1.45% to 12/1/22 (Put Date), 12/1/49	700	703,815
New York City Housing Development Corp., NY, 1.80%, 11/1/21	165	165,000
New York Mortgage Agency:
2.05%, 4/1/28	255	263,642
2.10%, 10/1/28	250	258,968
2.25%, 4/1/30	325	334,002
2.30%, 10/1/30	395	405,961

		$4,698,678

Insured-Education — 0.6%
Northern Arizona University, (BAM), 5.00%, 6/1/30	$450	$584,015

		$584,015

Insured-Escrowed/Prerefunded — 0.3%
Albertville, AL, (BAM), Prerefunded to 6/1/22, 4.00%, 6/1/28	$250	$255,593

		$255,593

Insured-General Obligations — 1.0%
Fort Bend County Municipal Utility District No. 58, TX, (BAM), 3.00%, 4/1/27	$405	$445,702
Montgomery County Municipal Utility District No. 9, TX:
(BAM), 3.00%, 4/1/26	250	257,505
(BAM), 3.00%, 4/1/27	100	102,795

Security	Principal Amount (000’s omitted)	Value
New Britain, CT:
(BAM), 5.00%, 3/1/25	$50	$57,075
(BAM), Escrowed to Maturity, 5.00%, 3/1/23	105	111,604
(BAM), Escrowed to Maturity, 5.00%, 3/1/25	5	5,740

		$980,421

Insured-Lease Revenue/Certificates of Participation — 0.2%
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	$180	$205,533

		$205,533

Insured-Special Tax Revenue — 1.5%
Successor Agency to Riverside County Redevelopment Agency, CA, (AGM), 5.00%, 10/1/24	$10	$11,296
Vineyard Redevelopment Agency, UT:
(AGM), 4.00%, 5/1/32	420	501,585
(AGM), 5.00%, 5/1/27	315	381,355
(AGM), 5.00%, 5/1/28	235	290,601
(AGM), 5.00%, 5/1/29	200	251,870

		$1,436,707

Insured-Transportation — 3.3%
New Orleans Aviation Board, LA:
(AGM), 5.00%, 1/1/28	$1,000	$1,233,450
(AGM), 5.00%, 1/1/29	1,510	1,856,922

		$3,090,372

Insured-Water and Sewer — 1.7%
Beaumont, TX, Waterworks and Sewer System Revenue, (BAM), 3.00%, 9/1/22	$25	$25,558
Hamburg Municipal Authority, PA, Sewer Revenue:
(AGM), 1.50%, 10/1/28	100	101,423
(AGM), 1.50%, 10/1/29	115	115,427
(AGM), 2.00%, 10/1/30	125	128,367
Pittsburgh Water and Sewer Authority, PA, (AGM), 0.70%, (SIFMA + 0.65%), 12/1/23 (Put Date), 9/1/40(2)	1,000	1,007,720
Western Riverside Water and Wastewater Financing Authority, CA, (AGM), 4.00%, 9/1/29	180	215,903

		$1,594,398

Lease Revenue/Certificates of Participation — 7.6%
Aspen Fire Protection District, CO:
4.00%, 12/1/23	$120	$128,675
4.00%, 12/1/25	255	286,995
4.00%, 12/1/26	225	258,352
Forsyth County, NC, Limited Obligation Bonds, 5.00%, 4/1/27	1,000	1,224,860
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/23	225	246,951
Greater Texas Cultural Education Facilities Finance Corp., (Epicenter Multipurpose Facilities), 5.00%, 3/1/29	150	188,676
Indiana Finance Authority, (Stadium Project), (SPA: U.S. Bank, N.A.), 0.04%, 2/1/35(4)	1,960	1,960,000
Lake Houston Redevelopment Authority, TX:
5.00%, 9/1/27	175	210,805
5.00%, 9/1/28	225	275,920
5.00%, 9/1/29	225	279,753
5.00%, 9/1/30	235	295,658
Miami-Dade County School Board, FL, 5.00%, 2/1/24	300	330,279

Security	Principal Amount (000’s omitted)	Value
Palm Beach County School Board, FL, 5.00%, 8/1/31	$1,000	$1,155,840
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/25	250	256,030

		$7,098,794

Other Revenue — 9.5%
California Infrastructure and Economic Development Bank, (California Academy of Sciences), 0.40%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(2)	$500	$501,815
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 0.388%, (70% of 1 mo. USD LIBOR + 0.33%), 4/1/22 (Put Date), 10/1/47(2)	2,000	2,000,240
Citizens Property Insurance Corp., FL, 5.00%, 6/1/22	100	100,387
Fort Myers, FL, Capital Improvement Revenue:
5.00%, 12/1/27	330	388,093
5.00%, 12/1/28	545	639,498
5.00%, 12/1/29	600	703,242
Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 2/1/28 (Put Date), 2/1/50	1,500	1,743,120
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, (Liq: Royal Bank of Canada), 0.62%, (SIFMA + 0.57%), 12/1/23 (Put Date), 8/1/48(2)	2,000	2,007,040
New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/26	275	329,956
Tennessee Energy Acquisition Corp., Gas Project Revenue, 5.00%, 11/1/22	300	313,683
West Virginia School Building Authority, Lottery Revenue:
5.00%, 7/1/24	100	112,067
5.00%, 7/1/25	100	115,926

		$8,955,067

Senior Living/Life Care — 5.6%
Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/31	$1,225	$1,432,356
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/24	60	67,178
5.00%, 11/15/25	60	69,212
5.00%, 11/15/29	830	939,867
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/23	100	108,362
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/22	150	155,879
Orange County, FL, Health Facilities Authority, (Presbyterian Retirement Communities), 4.00%, 8/1/24	50	54,601
Virginia Small Business Financing Authority, (LifeSpire of Virginia):
3.00%, 12/1/24	220	233,383
3.00%, 12/1/25	210	225,876
3.00%, 12/1/26	225	244,552
4.00%, 12/1/31	500	568,180
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home):
4.00%, 11/15/22	70	72,218
4.00%, 11/15/23	75	79,570
4.00%, 11/15/24	115	124,930
4.00%, 11/15/25	125	138,696
4.00%, 11/15/26	120	135,306
4.00%, 11/15/27	120	137,250
4.00%, 11/15/28	105	121,554
4.00%, 11/15/29	140	163,975
4.00%, 11/15/30	190	222,393

		$5,295,338

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 2.1%
Allentown Neighborhood Improvement Zone Development Authority, PA:
5.00%, 5/1/24(1)	$150	$163,234
5.00%, 5/1/25(1)	500	560,175
Dallas, TX, Hotel Occupancy Tax Revenue, 4.00%, 8/15/32(1)	1,000	1,120,490
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/26	100	106,491

		$1,950,390

Transportation — 13.3%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area):
0.50%, (SIFMA + 0.45%), 4/1/26 (Put Date), 4/1/56(2)	$1,000	$1,011,950
0.95%, (SIFMA + 0.90%), 5/1/23 (Put Date), 4/1/47(2)	500	503,645
Central Texas Regional Mobility Authority:
5.00%, 1/1/25	500	556,530
5.00%, 1/1/27	500	582,395
El Paso, TX, (El Paso International Airport), 5.00%, 8/15/25	660	768,035
Hawaii, Highway Revenue:
5.00%, 1/1/28	500	622,125
5.00%, 1/1/30	250	317,038
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	250	289,868
Metropolitan Transportation Authority, NY:
5.00%, 11/15/28	750	867,105
Green Bonds, 5.00%, 11/15/25	2,030	2,363,549
Green Bonds, 5.00%, 11/15/26	1,000	1,193,970
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), 5.00%, 12/1/26	1,000	1,184,560
North Carolina Turnpike Authority, (Triangle Expressway System), 5.00%, 2/1/24	1,000	1,096,200
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/22	100	101,601
Triborough Bridge and Tunnel Authority, NY, 0.414%, (67% of SOFR + 0.38%), 2/1/24 (Put Date), 1/1/32(2)	1,000	1,001,320

		$12,459,891

Water and Sewer — 3.0%
Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/25	$55	$62,335
Brushy Creek Regional Utility Authority, Inc., TX, 5.00%, 8/1/24	500	560,195
DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/24	335	379,572
Glendale, AZ, Water and Sewer Revenue, 5.00%, 7/1/28	500	577,070
North Penn Water Authority, PA:
0.31%, (SIFMA + 0.26%), 11/1/21(2)	500	500,000
0.51%, (SIFMA + 0.46%), 11/1/23(2)	400	400,836
Western Riverside Water and Wastewater Financing Authority, CA, 4.00%, 9/1/25	300	336,675

		$2,816,683

Total Tax-Exempt Municipal Obligations — 95.8% (identified cost $86,912,280)		$89,935,468

Short-Term Investments — 12.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.09%(5)	11,415,234	$11,415,234

Total Short-Term Investments (identified cost $11,415,234)		$11,415,234

Total Investments — 108.0% (identified cost $98,327,514)		$101,350,702

Other Assets, Less Liabilities — (8.0)%		$(7,508,956)

Net Assets — 100.0%		$93,841,746

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2021, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	12.2%
Others, representing less than 10% individually	83.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2021, 8.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.0% to 6.0% of total investments.

(1)	When-issued security. For a floating rate security, interest rate will be determined after October 31, 2021.

(2)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2021.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at October 31, 2021.

(4)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at October 31, 2021.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2021.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

LIBOR	-	London Interbank Offered Rate

Liq	-	Liquidity Provider

LOC	-	Letter of Credit

PSF	-	Permanent School Fund

SFMR	-	Single Family Mortgage Revenue

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SOFR	-	Secured Overnight Financing Rate

SPA	-	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at October 31, 2021.

At October 31, 2021, the value of the Fund’s investment in affiliated funds was $11,415,234, which represents 12.2% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended October 31, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$15,536,959	$41,561,687	$(45,683,431)	$19	$—	$11,415,234	$6,061	11,415,234

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$—	$89,935,468	$—	$89,935,468
Short-Term Investments	—	11,415,234	—	11,415,234
Total Investments	$—	$101,350,702	$—	$101,350,702

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.